File No. 333-45159      CIK #1024816

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 1
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

    Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust,
                                Multi-Series 301
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603
               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on August 25, 1999 pursuant to paragraph (b) of Rule 485.


                                MULTI-SERIES 301
IM-IT/399                                                     Michigan IM-IT/150
Florida IM-IT/121                                      North Carolina Quality/94

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

  NOTE: Part I of this Prospectus may not be distributed unless accompanied by
   Part II. Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE FUND
   This series of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust (the "Fund") consists of underlying separate unit investment trusts described above. Each Trust consists of an insured portfolio of interest-bearing obligations (the "Bonds" or "Securities") issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authority, exempt from all Federal income taxes under existing law. In addition, the interest income of each State Trust is, in the opinion of counsel, exempt to the extent indicated from state and local taxes, when held by residents of the state where the issuers of Bonds in such Trust are located.

                              PUBLIC OFFERING PRICE
   The Public Offering Price of the Units of each Trust includes the aggregate bid price of the Securities in such Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by such Trust, and accrued interest, if any. See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS
   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
            SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The Date of this Prospectus is August 25, 1999

                                   Van Kampen
                         INSURED MUNICIPALS INCOME TRUST
            AND INVESTORS' QUALITY TAX-EXEMPT TRUST, MULTI-SERIES 301
                   Summary of Essential Financial Information
                               As of June 8, 1999
                         Sponsor: Van Kampen Funds Inc.
                Evaluator: American Portfolio Evaluation Services
                   (A division of an affiliate of the Sponsor)
                          Trustee: The Bank of New York

   The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing a different distribution plan (if available) will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plan.

                                                                            Florida         Michigan       North Carolina
                                                           IM-IT             IM-IT            IM-IT            Quality
                                                           Trust             Trust            Trust             Trust
                                                       -------------     -------------    -------------     -------------
General Information
Principal Amount (Par Value) of Securities.......... $     9,050,000   $    3,005,000   $     3,195,000   $    2,010,000
Number of Units.....................................           9,039            3,047             3,223            2,035
Fractional Undivided Interest in Trust per Unit.....         1/9,039          1/3,047           1/3,223          1/2,035
Public Offering Price:
      Aggregate Bid Price of Securities in Portfolio $   8,389,765.30  $ 2,806,543.55   $  2,965,513.75   $ 1,878,397.05
      Aggregate Bid Price of Securities per Unit.... $         928.17  $       921.08   $        920.11   $       923.05
      Sales charge of 5.708% (5.40% of Public Offering
      Price excluding principal cash) for the IM-IT
      Trust, 5.708% (5.40% of Public Offering Price
      excluding principal cash) for the Florida IM-IT
      Trust, 5.708% (5.40% of Public Offering Price
      excluding principal cash) for the Michigan IM-IT
      Trust and 5.708% (5.40% of Public Offering Price
      excluding principal cash) for the North Carolina
      Quality Trust................................. $         52.93   $        52.41   $         52.47   $        52.68
      Principal Cash per Unit....................... $          (.88)  $        (2.82)  $          (.87)  $           --
      Public Offering Price per Unit (1)............ $        980.22   $       970.67   $        971.71   $       975.73
Redemption Price per Unit........................... $        927.29   $       918.26   $        919.24   $       923.05
Excess of Public Offering Price per Unit over
      Redemption Price per Unit..................... $         52.93   $        52.41   $         52.47   $        52.68
Minimum Value of the Trust under which Trust
      Agreement may be terminated................... $  1,813,000.00   $   601,000.00   $    639,000.00   $   402,000.00
Annual Premium on Portfolio Insurance............... $            --   $           --   $            --   $           --
Evaluator's Annual Evaluation Fee (3)............... $         2,353   $          780   $           829   $          522
Special Information
Calculation of Estimated Net Annual Unit Income:
      Estimated Annual Interest Income per Unit..... $         49.09   $        48.56   $         48.28   $        48.15
      Less: Estimated Annual Expense................ $          2.14   $         2.38   $          2.35   $         2.36
      Less: Annual Premium on Portfolio Insurance... $            --   $           --   $            --   $           --
      Estimated Net Annual Interest Income per Unit. $         46.95   $        46.18   $         45.93   $        45.79
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income.......... $         46.95   $        46.18   $         45.93   $        45.79
      Divided by 12................................. $          3.91   $         3.85   $          3.83   $         3.82
Estimated Daily Rate of Net Interest Accrual per
      Unit.......................................... $        .13041   $       .12826   $        .12758   $       .12719
Estimated Current Return Based on Public
      Offering Price (2)............................            4.79%            4.74%             4.72%            4.69%
Estimated Long-Term Return (2)......................            4.87%            4.81%             4.82%            4.77%

--------------------------------------------------------------------------------

(1) Plus accrued interest to the date of settlement (three business days after purchase) of $.13, $.13, $.13 and $.13 for the IM-IT, Florida IM-IT, Michigan IM-IT and North Carolina Quality Trusts, respectively.

(2) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

(3) Notwithstanding information to the contrary in Part II of this Prospectus, the Trust Indenture provides that as compensation for its services, the Evaluator shall receive a fee of $.30 per $1,000 principal amount of Bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

             Summary of Essential Financial Information (continued)

Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange on days such Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution             $1.00 per Unit
Date of Deposit                            May 22, 1998
Evaluator's Annual Supervisory Fee         Maximum of $.25 per Unit


Record and Computation Dates............ TENTH day of the month as follows:
     monthly - each month; semi-annual - June and December for the IM-IT, January and July for the Florida IM-IT and Michigan IM-IT, and May and November for the North Carolina Quality Trusts.

Distribution Dates...................... TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December for the IM-IT, January and July for the Florida IM-IT and Michigan IM-IT, and May and November for the North Carolina Quality Trusts.

Trustee's Annual Fee..................... $.91 and $.51 per $1,000 principal amount of Bonds respectively, for those portions of the Trusts under the monthly and semi-annual distribution plans.



                                    PORTFOLIO
   As of April 30, 1999, the Insured Municipals Income Trust, Series 399 consists of 16 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: General Obligation, 4 (21%); General Purpose, 1 (11%); Health Care, 4 (34%); Higher Education, 1 (6%); Public Building, 1 (4%); Public Education, 1 (3%); Transportation, 2 (12%); Water and Sewer, 1 (5%) and Wholesale Electric, 1 (4%). The portfolio consists of 16 Bond issues in 9 states. See "Portfolio" herein.


                              PER UNIT INFORMATION

                                                                                                            1999 (1)
                                                                                                         ------------
Net asset value per Unit at beginning of period........................................................  $     951.00
                                                                                                         ============
Net asset value per Unit at end of period..............................................................  $     953.79
                                                                                                         ============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period) (2).................................  $      36.25
                                                                                                         ============
Distributions to Unitholders from Bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $         --
                                                                                                         ============
Unrealized appreciation (depreciation) of Bonds (per Unit outstanding at
   end of period)......................................................................................  $      (4.71)
                                                                                                         ============
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $      40.67
      Semiannual.......................................................................................  $      25.27
Units outstanding at end of period.....................................................................         9,042

--------------------------------------------------------------------------------

(1)  For the period from May 22, 1998 (date of deposit) through April 30, 1999.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.

                                    PORTFOLIO
   As of April 30, 1999, the Florida Insured Municipals Income Trust, Series, 121 consists of 10 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows:
General Obligation, 1 (17%); General Purpose, 3 (18%); Health Care, 2 (27%); Transportation, 2 (18%); Water and Sewer, 1 (8%) and Wholesale Electric, 1 (12%). See "Portfolio" herein.


                              PER UNIT INFORMATION

                                                                                                            1999 (1)
                                                                                                         ------------
Net asset value per Unit at beginning of period........................................................  $     951.00
                                                                                                         ============
Net asset value per Unit at end of period..............................................................  $     946.06
                                                                                                         ============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period) (2).................................  $      39.29
                                                                                                         ============
Distributions to Unitholders from Bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $         --
                                                                                                         ============
Unrealized appreciation (depreciation) of Bonds (per Unit outstanding at
   end of period)......................................................................................  $      (8.78)
                                                                                                         ============
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $      39.95
      Semiannual.......................................................................................  $      28.68
Units outstanding at end of period.....................................................................         3,047

--------------------------------------------------------------------------------

(1)  For the period from May 22, 1998 (date of deposit) through April 30, 1999.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.

                                    PORTFOLIO
   As of April 30, 1999, the Michigan Insured Municipals Income Trust, Series, 150 consists of 9 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: General Obligation, 4 (53%); General Purpose, 1 (3%); Health Care, 1 (16%); Higher Education, 1 (3%); Public Building, 1 (9%) and Water and Sewer, 1 (16%). See "Portfolio" herein.


                              PER UNIT INFORMATION

                                                                                                            1999 (1)
                                                                                                         ------------
Net asset value per Unit at beginning of period........................................................  $     951.00
                                                                                                         ============
Net asset value per Unit at end of period..............................................................  $     945.80
                                                                                                         ============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period) (2).................................  $      37.19
                                                                                                         ============
Distributions to Unitholders from Bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $         --
                                                                                                         ============
Unrealized appreciation (depreciation) of Bonds (per Unit outstanding at
   end of period)......................................................................................  $     (11.00)
                                                                                                         ============
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $      39.80
      Semiannual.......................................................................................  $      28.63
Units outstanding at end of period.....................................................................         3,223

--------------------------------------------------------------------------------

(1)  For the period from May 22, 1998 (date of deposit) through April 30, 1999.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.


                                    PORTFOLIO
   As of April 30, 1999, the North Carolina Investors' Quality Tax-Exempt Trust, Series 94 consists of 9 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows:
General Obligation, 1 (8%); Health Care, 2 (27%); Higher Education, 2 (17%); Public Building, 1 (12%); Retail Electric/Gas/Telephone, 2 (26%); and Wholesale Electric, 1 (10%). See "Portfolio" herein.


                              PER UNIT INFORMATION
                                                                                                            1999 (1)
                                                                                                         ------------
Net asset value per Unit at beginning of period........................................................  $     951.00
                                                                                                         ============
Net asset value per Unit at end of period..............................................................  $     946.47
                                                                                                         ============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Unitsoutstanding for entire period) (2)..................................  $      37.35
                                                                                                         ============
Distributions to Unitholders from Bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $         --
                                                                                                         ============
Unrealized appreciation (depreciation) of Bonds (per Unit outstanding at
   end of period)......................................................................................  $     (10.00)
                                                                                                         ============
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $      39.60
      Semiannual.......................................................................................  $      20.74
Units outstanding at end of period.....................................................................         2,035

--------------------------------------------------------------------------------

(1)  For the period from May 22, 1998 (date of deposit) through April 30, 1999.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 301:

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 301 (IM-IT, Florida IM-IT, Michigan IM-IT and North Carolina Quality Trusts) as of April 30, 1999, and the related statements of operations and changes in net assets for the period from May 22, 1998 (date of deposit) thrugh April 30,1999. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of tax-exempt securities owned at April 30, 1999 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 301 (IM-IT, Florida IM-IT, Michigan IM-IT and North Carolina Quality Trusts) as of April 30, 1999, and the results of operations and changes in net assets for the period from May 22, 1998 (date of deposit) through April 30, 1999, in conformity with generally accepted accounting principles.

                                                              GRANT THORNTON LLP

Chicago, Illinois
June 18, 1999

                         INSURED MUNICIPALS INCOME TRUST
            AND INVESTORS' QUALITY TAX-EXEMPT TRUST, MULTI-SERIES 301
                             Statements of Condition
                                 April 30, 1999

                                                                                                              North
                                                                                    Florida     Michigan     Carolina
                                                                        IM-IT        IM-IT        IM-IT       Quality
                                                                        Trust        Trust        Trust        Trust
                                                                     ------------ ------------ ------------ ------------
   Trust property
      Cash........................................................   $        --  $        --  $        --  $        --
      Tax-exempt securities at market value, (cost $8,603,881
         $2,906,269, $3,067,940 and 1,935,293 respectively) (note 1)   8,561,273    2,879,515    3,032,498    1,914,945
      Accrued interest............................................       143,463       35,541       68,610       29,904
      Receivable for securities sold..............................        14,788           --           --           --
                                                                     ------------ ------------ ------------ ------------
                                                                     $ 8,719,524  $ 2,915,056  $ 3,101,108  $ 1,944,849
                                                                     ============ ============ ============ ============
   Liabilities and interest to Unitholders
      Cash overdraft..............................................   $    95,392  $    32,397  $    52,785  $    18,782
      Redemptions payable.........................................            --           --           --           --
      Interest to Unitholders.....................................     8,624,132    2,882,659    3,048,323    1,926,067
                                                                     ------------ ------------ ------------ ------------
                                                                     $ 8,719,524  $ 2,915,056  $ 3,101,108  $ 1,944,849
                                                                     ============ ============ ============ ============

                             Analyses of Net Assets

   Interest of Unitholders 9,042, 3,047, 3,223 and 2,035 Units, respectively of fractional undivided interest outstanding) Cost to original investors of
      9,063, 3,056
         3,226 and 2,035 Units, respectively (note 1).............   $ 9,063,000  $ 3,056,000  $ 3,226,000  $ 2,035,000
         Less initial underwriting commission (note 3)............       444,043      149,731      158,060       99,706
                                                                     ------------ ------------ ------------ ------------
                                                                       8,618,957    2,906,269    3,067,940    1,935,294
         Less redemption of Units (21, 9,
            3 and 0 Units, respectively)..........................        19,968        8,616        2,815           --
                                                                     ------------ ------------ ------------ ------------
                                                                       8,598,989    2,897,653    3,065,125    1,935,294
      Undistributed net investment income
         Net investment income....................................       396,360      131,659      138,534       87,130
         Less distributions to Unitholders........................       328,322      119,899      119,894       76,009
                                                                     ------------ ------------ ------------ ------------
                                                                          68,038       11,760       18,640       11,121
      Realized gain (loss) on Bond sale or redemption.............          (287)          --           --           --
      Unrealized appreciation (depreciation) of Bonds (note 2)....       (42,608)     (26,754)     (35,442)     (20,348)
      Distributions to Unitholders of Bond sale or redemption proceeds        --           --           --            --
                                                                     ------------ ------------ ------------ ------------
            Net asset value to Unitholders........................   $ 8,624,132  $ 2,882,659  $ 3,048,323  $ 1,926,067
                                                                     ============ ============ ============ ============
   Net asset value per Unit (Units outstanding of 9,042
      3047, 3,223 and 2,035 respectively).........................   $    953.79  $    946.06  $    945.80  $    946.47
                                                                     ============ ============ ============ ============

        The accompanying notes are an integral part of these statements.

                   INSURED MUNICIPALS INCOME TRUST, SERIES 399
                            Statements of Operations
        Period from May 22, 1998 (date of deposit) through April 30, 1999

                                                                                                               1999
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   409,576
      Expenses
         Trustee fees and expenses........................................................................        8,903
         Evaluator fees...................................................................................        2,353
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................        1,960
                                                                                                            -----------
            Total expenses................................................................................       13,216
                                                                                                            -----------
         Net investment income............................................................................      396,360
   Realized gain (loss) from Bond sale or redemption
      Proceeds............................................................................................       14,788
      Cost................................................................................................       15,075
                                                                                                            -----------
         Realized gain (loss).............................................................................         (287)
   Net change in unrealized appreciation (depreciation) of Bonds..........................................      (42,608)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS...............................................................................  $   353,465
                                                                                                            ===========

                       Statements of Changes in Net Assets
        Period from May 22, 1998 (date of deposit) through April 30, 1999
                                                                                                               1999
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   396,360
      Realized gain (loss) on Bond sale or redemption.....................................................         (287)
      Net change in unrealized appreciation (depreciation) of Bonds.......................................      (42,608)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................      353,465
   Distributions to Unitholders from:
      Net investment income...............................................................................     (328,322)
      Bonds sale or redemption proceeds...................................................................            --
   Redemption of Units....................................................................................      (19,968)
                                                                                                            -----------
         Total increase (decrease)........................................................................        5,175
   Net asset value to Unitholders
      Beginning of period.................................................................................    8,618,957
                                                                                                            -----------

      End of period (including undistributed net investment income of $68,038)............................  $ 8,624,132
                                                                                                            ===========

        The accompanying notes are an integral part of these statements.

               FLORIDA INSURED MUNICIPALS INCOME TRUST, SERIES 121
                            Statements of Operations
        Period from May 22, 1998 (date of deposit) through April 30, 1999

                                                                                                               1999
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   136,854
      Expenses
         Trustee fees and expenses........................................................................        3,754
         Evaluator fees...................................................................................          780
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................          661
                                                                                                            -----------
            Total expenses................................................................................        5,195
                                                                                                            -----------
         Net investment income............................................................................      131,659
   Realized gain (loss) from Bond sale or redemption
      Proceeds............................................................................................           --
      Cost................................................................................................           --
                                                                                                            -----------
         Realized gain (loss).............................................................................            --
   Net change in unrealized appreciation (depreciation) of Bonds..........................................      (26,754)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS...............................................................................  $   104,905
                                                                                                            ===========


                       Statements of Changes in Net Assets
        Period from May 22, 1998 (date of deposit) through April 30, 1999
                                                                                                               1999
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   131,659
      Realized gain (loss) on Bond sale or redemption.....................................................           --
      Net change in unrealized appreciation (depreciation) of Bonds.......................................      (26,754)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................      104,905
   Distributions to Unitholders from:
      Net investment income...............................................................................     (119,899)
      Bonds sale or redemption proceeds...................................................................           --
   Redemption of Units....................................................................................       (8,616)
                                                                                                            -----------
         Total increase (decrease)........................................................................      (23,610)
   Net asset value to Unitholders
      Beginning of period.................................................................................    2,906,269
                                                                                                            -----------
      End of period (including undistributed net investment income of $11,760)............................  $ 2,882,659
                                                                                                            ===========

        The accompanying notes are an integral part of these statements.

              MICHIGAN INSURED MUNICIPALS INCOME TRUST, SERIES 150
                            Statements of Operations
        Period from May 22, 1998 (date of deposit) through April 30, 1999

                                                                                                               1999
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   143,943
      Expenses
         Trustee fees and expenses........................................................................        3,882
         Evaluator fees...................................................................................          829
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................          698
                                                                                                            -----------
            Total expenses................................................................................        5,409
                                                                                                            -----------
         Net investment income............................................................................      138,534
   Realized gain (loss) from Bond sale or redemption
      Proceeds............................................................................................           --
      Cost................................................................................................           --
                                                                                                            -----------
         Realized gain (loss).............................................................................           --
   Net change in unrealized appreciation (depreciation) of Bonds..........................................      (35,442)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS...............................................................................  $   103,092
                                                                                                            ===========

                       Statements of Changes in Net Assets
        Period from May 22, 1998 (date of deposit) through April 30, 1999

                                                                                                               1999
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   138,534
      Realized gain (loss) on Bond sale or redemption.....................................................           --
      Net change in unrealized appreciation (depreciation) of Bonds.......................................      (35,442)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................      103,092
   Distributions to Unitholders from:
      Net investment income...............................................................................     (119,894)
      Bonds sale or redemption proceeds...................................................................           --
   Redemption of Units....................................................................................       (2,815)
                                                                                                            -----------
         Total increase (decrease)........................................................................      (19,617)
   Net asset value to Unitholders
      Beginning of period.................................................................................    3,067,940
                                                                                                            -----------
      End of period (including undistributed net investment income of $18,640)............................  $ 3,048,323
                                                                                                            ===========

        The accompanying notes are an integral part of these statements.

          NORTH CAROLINA INVESTORS' QUALITY TAX-EXEMPT TRUST, SERIES 94
                            Statements of Operations
        Period from May 22, 1998 (date of deposit) through April 30, 1999

                                                                                                               1999
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $    90,644
      Expenses
         Trustee fees and expenses........................................................................        2,552
         Evaluator fees...................................................................................          522
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................          440
                                                                                                            -----------
            Total expenses................................................................................        3,514
                                                                                                            -----------
         Net investment income............................................................................       87,130
   Realized gain (loss) from Bond sale or redemption
      Proceeds............................................................................................           --
      Cost................................................................................................           --
                                                                                                            -----------
         Realized gain (loss).............................................................................           --
   Net change in unrealized appreciation (depreciation) of Bonds..........................................      (20,348)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS...............................................................................  $    66,782
                                                                                                            ===========

                       Statements of Changes in Net Assets
        Period from May 22, 1998 (date of deposit) through April 30, 1999

                                                                                                               1999
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $    87,130
      Realized gain (loss) on Bond sale or redemption.....................................................           --
      Net change in unrealized appreciation (depreciation) of Bonds.......................................      (20,348)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................       66,782
   Distributions to Unitholders from:
      Net investment income...............................................................................      (76,009)
      Bonds sale or redemption proceeds...................................................................           --
   Redemption of Units....................................................................................           --
                                                                                                            -----------
         Total increase (decrease)........................................................................       (9,227)
   Net asset value to Unitholders
      Beginning of period.................................................................................    1,935,294
                                                                                                            -----------
      End of period (including undistributed net investment income of $11,121)............................  $ 1,926,067
                                                                                                            ===========

        The accompanying notes are an integral part of these statements.

IM-IT and QUALITY MULTI-SERIES 301
INSURED MUNICIPALS INCOME TRUST                                                           PORTFOLIO as of April 30, 1999
----------------------------------------------------------------------------------------------------------------------
Port-                                                                                      Redemption    Market
folio    Aggregate                                                               Rating    Feature       Value
Item     Principal      Name of Issuer, Title, Interest Rate and Maturity Date   (Note 2)  (Note 2)      (Note 1)
------   -----------    ------------------------------------------------------   --------  ----------    -------------
  A      $     295,000  Taylor, Indiana, Independent Community School
                         Corporation-First Mortgage Revenue Bonds
                         (AMBAC Assurance Insured)                                        2007 @ 101
                         5.125% Due 01/15/19                                     AAA      2017 @ 100 S.F. $    289,772
-----------------------------------------------------------------------------------------------------------------------
  B            360,000  Illinois, Municipal Electric Power Agency Power Supply,
                         Revenue Refunding Bonds (FSA Insured)                            2008 @ 101
                         5.000% Due 02/01/21                                     AAA      2019 @ 100 S.F.      347,112
-----------------------------------------------------------------------------------------------------------------------
  C            240,000  Orleans Parish, Louisiana, Parishwide School District, General
                         Obligation-Unlimited Tax Bonds, Series A (FGIC Insured)          2008 @ 100
                         5.125% Due 09/01/22                                     AAA      2018 @ 100 S.F.      237,307
-----------------------------------------------------------------------------------------------------------------------
  D            325,000  Cleveland, Ohio, Certificate of Participation, Cleveland
                         Stadium Project (AMBAC Assurance Insured)                        2007 @ 102
                         5.250% Due 11/15/22                                     AAA      2019 @ 100 S.F.      325,455
-----------------------------------------------------------------------------------------------------------------------
  E            200,000  Baldwin, Michigan, Community Schools General Obligation
                         Bonds (FSA Insured)                                              2007 @ 100
                         5.200% Due 05/01/23                                    Aaa*      2021 @ 100 S.F.      198,738
-----------------------------------------------------------------------------------------------------------------------
  F            500,000  Utah, Water Finance Agency Revenue Bonds, Series A
                         (MBIA Insured)                                                   2008 @ 100
                         5.300% Due 10/01/23                                     AAA      2019 @ 100 S.F.      501,260
-----------------------------------------------------------------------------------------------------------------------
  G            480,000  Godfrey-Lee, Michigan Public School District, General
                         Obligation Bonds (MBIA Insured)                                  2007 @ 100
                         5.125% Due 05/01/25                                     AAA      2018 @ 100 S.F.      474,634
-----------------------------------------------------------------------------------------------------------------------
  H            450,000  E-470 Public Highway Authority, Colorado, Senior Revenue
                         Bonds, Capital Appreciation, Series 1997B (MBIA Insured)
                         0.000% Due 09/01/25                                     AAA                           113,454
-----------------------------------------------------------------------------------------------------------------------
  I            600,000  Massachusetts Bay Transportation Authority, Massachusetts
                         General Transportation System, Series A (MBIA Insured)           2008 @ 100
                         4.500% Due 03/01/26                                     AAA      2022 @ 100 S.F.      536,358
-----------------------------------------------------------------------------------------------------------------------
  J          1,000,000  Utah County, Utah Hospital Revenue Bonds, IHC Health
                         Services Inc., Series 1997 (MBIA Insured)                        2007 @ 101
                         5.250% Due 08/15/26                                     AAA      2024 @ 100 S.F.      989,870
-----------------------------------------------------------------------------------------------------------------------
  K          1,000,000  District of Columbia Revenue Bonds (American Association for
                         the Advancement of Science Issue) Series 1997
                         (AMBAC Assurance Insured)                                        2008 @ 102
                         5.125% Due 01/01/27                                     AAA      2017 @ 100 S.F.      978,350
-----------------------------------------------------------------------------------------------------------------------
  L            500,000  Indiana, Health Facilities Financing Authority, Hospital
                         Revenue Bonds, Sisters of St. Francis Health, Series A
                         (MBIA Insured)                                                   2007 @ 102
                         5.375% Due 11/01/27                                     AAA      2018 @ 100 S.F.      500,050
-----------------------------------------------------------------------------------------------------------------------
  M          1,000,000  Chicago, Illinois, Board of Education (Chicago School Reform)
                         Unlimited Tax-General Obligation Bonds
                         (AMBAC Assurance Insured)                                        2007 @ 102
                         5.250% Due 12/01/27                                     AAA      2023 @ 100 S.F.      991,670
-----------------------------------------------------------------------------------------------------------------------
  N          1,000,000  Illinois Health Facilities Authority Revenue Bonds, the Carle
                         Foundation-Series A (AMBAC Assurance Insured)                    2008 @ 101
                         5.250% Due 07/01/28                                     AAA      2019 @ 100 S.F.      990,090
-----------------------------------------------------------------------------------------------------------------------
  O            600,000  Massachusetts State Health and Facilities Authority Revenue
                         Bonds, Stonehill College Issue-G (MBIA Insured)                  2008 @ 101
                         5.250% Due 07/01/28                                     AAA      2019 @ 100 S.F.      598,098
-----------------------------------------------------------------------------------------------------------------------
  P            500,000  Massachusetts, Health and Educational Facilities Authority,
                         Revenue Bonds (Bentley College) Series J (MBIA Insured)          2008 @ 101
                         5.125% Due 07/01/28                                     AAA      2024 @ 100 S.F.      489,055
         -------------                                                                                    -------------
         $   9,050,000                                                                                    $  8,561,273
         =============                                                                                    =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

IM-IT and QUALITY MULTI-SERIES 301
FLORIDA INSURED MUNICIPALS INCOME TRUST                                                   PORTFOLIO as of April 30, 1999
----------------------------------------------------------------------------------------------------------------------
Port-                                                                                      Redemption    Market
folio    Aggregate                                                               Rating    Feature       Value
Item     Principal      Name of Issuer, Title, Interest Rate and Maturity Date   (Note 2)  (Note 2)      (Note 1)
------   -----------    ------------------------------------------------------   --------  ----------    -------------
  A      $     115,000  Port St. Lucie, Florida, Sales Tax Revenue Refunding
                         and Improvement Bonds (MBIA Insured)                             2007 @ 101
                         4.750% Due 09/01/17                                     AAA      2014 @ 100 S.F. $    109,628
-----------------------------------------------------------------------------------------------------------------------
  B            400,000  Orlando and Orange County Expressway Authority, Florida
                         Expressway Revenue Bonds (FGIC Insured)                          2008 @ 101
                         5.000% Due 07/01/21                                     AAA      2018 @ 100 S.F.      389,000
-----------------------------------------------------------------------------------------------------------------------
  C            140,000  Alachua County, Florida, Public Improvement Revenue
                         Refunding Bonds (FSA Insured)                                    2006 @ 101
                         5.125% Due 08/01/21                                     AAA      2018 @ 100 S.F.      138,634
-----------------------------------------------------------------------------------------------------------------------
  D            300,000  Lakeland, Florida, Hospital System Revenue Refunding Bonds,
                         Lakeland Regional Medical Center (MBIA Insured)                  2007 @ 101
                         5.000% Due 11/15/22                                     AAA      2018 @ 100 S.F.      290,322
-----------------------------------------------------------------------------------------------------------------------
  E            250,000  Peace River/Manasota Regional Water Supply Authority, Peace
                         River OPT Project, Revenue Bonds, Series A (MBIA Insured)        2008 @ 101
                         5.000% Due 10/01/23                                     AAA      2019 @ 100 S.F.      243,335
-----------------------------------------------------------------------------------------------------------------------
  F            500,000  Dade County, Florida, Refunding-Seaport Revenue Bonds
                         (MBIA Insured)                                                   2006 @ 102
                         5.125% Due 10/01/26                                     AAA      2022 @ 100 S.F.      493,055
-----------------------------------------------------------------------------------------------------------------------
  G            150,000  Florida, Department of Transportation, Alligator Alley,
                         Revenue Bonds (FGIC Insured)                                     2007 @ 101
                         5.125% Due 07/01/27                                     AAA      2023 @ 100 S.F.      148,317
-----------------------------------------------------------------------------------------------------------------------
  H            350,000  Florida Municipal Power Agency, Revenue Refunding Bonds
                         (Stanton II Project) Series 1993 (AMBAC Indemnity Insured)                       2003 @ 100
                         4.500% Due 10/01/27                                     AAA      2017 @ 100 S.F.      313,796
-----------------------------------------------------------------------------------------------------------------------
  I            500,000  Tampa, Florida, Health System Revenue Bonds, Catholic
                         Health East Issue, Series 1998A-3 (MBIA Insured)                 2008 @ 102
                         4.750% Due 11/15/28                                     AAA      2019 @ 100 S.F.      465,710
-----------------------------------------------------------------------------------------------------------------------
  J            300,000  Miami-Dade County Florida, Special Obligation Bonds,
                         Series B (MBIA Insured)                                          2008 @ 102
                         5.000% Due 10/01/37                                     AAA      2036 @ 100 S.F.      287,718
         -------------                                                                                    -------------
         $   3,005,000                                                                                    $  2,879,515
         =============                                                                                    =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

IM-IT and QUALITY MULTI-SERIES 301
MICHIGAN INSURED MUNICIPALS INCOME TRUST                                                  PORTFOLIO as of April 30, 1999
----------------------------------------------------------------------------------------------------------------------
Port-                                                                                      Redemption    Market
folio    Aggregate                                                               Rating    Feature       Value
Item     Principal      Name of Issuer, Title, Interest Rate and Maturity Date   (Note 2)  (Note 2)      (Note 1)
------   -----------    ------------------------------------------------------   --------  ----------    -------------
  A      $     105,000  Michigan Municipal Bond Authority, Local Government Loan
                         Program, Revenue Bonds, Series 1994G
                         (AMBAC Assurance Insured)
                         0.000% Due 05/01/20                                     AAA                      $     35,805
-----------------------------------------------------------------------------------------------------------------------
  B            105,000  Board of Control of Northern Michigan University, General
                         Revenue Bonds, Series 1997 (MBIA Insured)                        2007 @ 102
                         5.125% Due 12/01/20                                     AAA      2014 @ 100 S.F.      103,719
-----------------------------------------------------------------------------------------------------------------------
  C            460,000  Baldwin, Michigan, Community Schools General Obligation
                         Bonds (FSA Insured)                                              2007 @ 100
                         5.200% Due 05/01/23                                    Aaa*      2021 @ 100 S.F.      457,097
-----------------------------------------------------------------------------------------------------------------------
  D            250,000  Byron Center Public Schools, Michigan, General Obligation
                         Bonds (FSA Insured)                                              2008 @ 100
                         5.000% Due 05/01/24                                     AAA      2019 @ 100 S.F.      242,195
-----------------------------------------------------------------------------------------------------------------------
  E            500,000  Leslie, Michigan, Public Schools (Ingham and Jackson
                         Counties) General Obligation Refunding Bonds
                         (FGIC Insured)                                                   2008 @ 100
                         4.875% Due 05/01/25                                     AAA      2019 @ 100 S.F.      475,220
-----------------------------------------------------------------------------------------------------------------------
  F            500,000  Reeths-Puffer Michigan Schools, Refunding General
                         Obligation Bonds (FGIC Insured)                                  2007 @ 100
                         5.000% Due 05/01/25                                    Aaa*      2017 @ 100 S.F.      483,495
-----------------------------------------------------------------------------------------------------------------------
  G            275,000  Detroit/Wayne County, Michigan, Stadium Authority,
                         Revenue Bonds (FGIC Insured)                                     2007 @ 102
                         5.250% Due 02/01/27                                     AAA      2018 @ 100 S.F.      273,482
-----------------------------------------------------------------------------------------------------------------------
  H            500,000  Detroit, Michigan, Water Supply System, Senior Lien
                         Revenue Bonds, Series A (MBIA Insured)                           2007 @ 101
                         5.000% Due 07/01/27                                     AAA      2022 @ 100 S.F.      480,805
-----------------------------------------------------------------------------------------------------------------------
  I            500,000  Petoskey Hospital Finance Authority, Michigan, Limited
                         Obligation Revenue Refunding Bonds (Northern
                         Michigan Hospitals Obligated Group)
                         Series 1998 (MBIA Insured)                                       2008 @ 102
                         5.000% Due 11/15/27                                     AAA      2019 @ 100 S.F.      480,680
         -------------                                                                                    -------------
         $   3,195,000                                                                                    $  3,032,498
         =============                                                                                    =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

IM-IT and QUALITY MULTI-SERIES 301
NORTH CAROLINA INVESTORS' QUALITY TAX-EXEMPT                                             PORTFOLIO as of April 30, 1999
----------------------------------------------------------------------------------------------------------------------
Port-                                                                                      Redemption    Market
folio    Aggregate                                                               Rating    Feature       Value
Item     Principal      Name of Issuer, Title, Interest Rate and Maturity Date   (Note 2)  (Note 2)      (Note 1)
------   -----------    ------------------------------------------------------   --------  ----------    -------------
  A      $     150,000  Stokes County, North Carolina, Unlimited Tax-General
                         Obligation Bonds (FGIC Insured)
                         5.000% Due 06/01/18                                     AAA      2008 @ 102      $    147,248
-----------------------------------------------------------------------------------------------------------------------
  B            250,000  University of North Carolina, Wilmington, Revenue Bonds
                         (Student Fee-Student Recreation Center)
                         AMBAC Assurance Insured                                          2008 @ 102
                         5.150% Due 01/01/19                                     AAA      2015 @ 100 S.F.      248,737
-----------------------------------------------------------------------------------------------------------------------
  C            235,000  Centennial Authority, North Carolina, Hotel Tax Revenue
                         Bonds, Arena PJ Issue (FSA Insured)                              2007 @ 102
                         5.125% Due 09/01/19                                     AAA      2016 @ 100 S.F.      232,373
-----------------------------------------------------------------------------------------------------------------------
  D            205,000  North Carolina, Municipal Power Agency No. 1, Catawba
                         Electric Revenue Bonds, Series A (MBIA Insured)                  2008 @ 102
                         5.000% Due 01/01/20                                     AAA      2018 @ 100 S.F.      200,027
-----------------------------------------------------------------------------------------------------------------------
  E            100,000  University of North Carolina at Chapel Hill, Utilities Systems
                         Revenue Refunding Bonds, Series 1997, of the Board of
                         Governors of the University of North Carolina
                         0.000% Due 08/01/21                                     AA                             31,845
-----------------------------------------------------------------------------------------------------------------------
  F            320,000  North Carolina, Eastern Municipal Power Agency, Power
                         System Revenue Refunding Bonds, Series A (MBIA Insured)
                         5.375% Due 01/01/24                                     AAA      2008 @ 101           323,203
-----------------------------------------------------------------------------------------------------------------------
  G            200,000  Appalachian State University, North Carolina, Revenue
                         Refunding Bonds, Utility Systems (MBIA Insured)                  2008 @ 102
                         5.000% Due 05/15/24                                     AAA      2019 @ 100 S.F.      194,356
-----------------------------------------------------------------------------------------------------------------------
  H            250,000  North Carolina, Med Care Community Hospital, Revenue
                         Bonds (Duke University Hospital) PJ-Series C                     2006 @ 100
                         5.250% Due 06/01/26                                     AA       2022 @ 100 S.F.      247,845
-----------------------------------------------------------------------------------------------------------------------
  I            300,000  North Carolina, Medicare Community Hospital Revenue
                         Bonds, Firsthealth of the Carolinas                              2008 @ 101
                         5.000% Due 10/01/28                                     AA-      2027 @ 100 S.F.      289,311
         -------------                                                                                    -------------
         $   2,010,000                                                                                    $  1,914,945
         =============                                                                                    =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

                         INSURED MUNICIPALS INCOME TRUST
            AND INVESTORS' QUALITY TAX-EXEMPT TRUST, MULTI-SERIES 301
                          Notes to Financial Statements
                                 April 30, 1999
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Tax-exempt municipal securities are stated at the value determined by the Evaluator, American Portfolio Evaluation Services (a division of an affiliate of the Sponsor). The Evaluator may determine the value of the Bonds (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in Bonds comparable to those held by each of the Trusts, (2) on the basis of bid prices for comparable Bonds, (3) by determining the value of the Bonds by appraisal or (4) by any combination of the above.

   Security Cost - The original cost to each of the Trusts (IM-IT, Florida IM-IT, Michigan IM-IT and North Carolina Quality) was based on the determination by Interactive Data Corporation of the offering prices of the Bonds on the date of deposit (May 22, 1998). Since the valuation is based upon the bid prices, such Trusts (IM-IT, Florida IM-IT, Michigan IM-IT and North Carolina Quality) recognized downward adjustments of $66,300, $22,650, $23,569 and $14,700, respectively, on the date of deposit resulting from the difference between the bid and offering prices. These downward adjustments were included in the aggregate amount of unrealized depreciation reported in the financial statements for each Trust for the period ended April 30, 1999.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in each Trust based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the Bonds in such Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies. Ratings marked * are by Moody's Investors Service, Inc. as these Bonds are not rated by Standard & Poor's, A Division of the McGraw-Hill Companies. N/R indicates that the Bond is not rated by Standard & Poor's, A Division of the McGraw-Hill Companies or Moody's Investors Service, Inc. The ratings shown represent the latest published ratings of the Bonds. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of Bonds is initially or currently callable and the call price for that year. Each issue of Bonds continues to be callable at declining prices thereafter (but not below par value) except for original issue discount Bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. "P.R." indicates a bond has been prerefunded. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have an offering side evaluation which represents a premium over par. To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the Bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly distribution date to holders of record on the related monthly record date. The Estimated Current Return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Part II.

NOTE 2 - PORTFOLIO (continued)

   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Bonds in the Trusts has been obtained by the Trusts or by one of the Preinsured Bond Insurers (as indicated in the Bond name). Such insurance does not guarantee the market value of the Bonds or the value of the Units. For Bonds covered under the Trust's insurance policy the insurance is effective only while Bonds thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the Bond involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold Bonds.

   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying Bonds or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of Bonds in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at April 30, 1999 is as follows:

                                                Florida       Michigan    North Carolina
                                   IM-IT         IM-IT          IM-IT         Quality
                                   Trust         Trust          Trust          Trust
                                -----------   -----------   ------------    -----------
Unrealized Appreciation         $     5,681   $        --   $      1,780    $       426
Unrealized Depreciation            (48,289)      (26,754)       (37,222)       (20,774)
                                -----------   -----------   ------------    -----------
                                $  (42,608)   $  (26,754)   $   (35,442)    $  (20,348)
                                ===========   ===========   ============    ===========

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the Bonds per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Bonds. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the Bonds per Unit on the date of an investor's purchase plus a sales charge based upon the years to average maturity of the Bonds in the portfolio. The sales charge ranges from 1.0% of the public offering price (1.010% of the aggregate bid price of the Bonds) for a Trust with a portfolio with less than two years to average maturity to 5.40% of the public offering price (5.708% of the aggregate bid price of the Bonds) for a Trust with a portfolio with twenty-one or more years to average maturity.

   Compensation of Evaluator - The Evaluator receives a fee for providing portfolio supervisory services for each of the Trusts ($.25 per Unit, not to exceed the aggregate cost of the Evaluator for providing such services to all applicable Trusts). In addition, the Evaluator receives an annual fee for regularly evaluating each of the Trust's portfolios. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

   Units were presented for redemption as follows:


                                   Period ended
                                  April 30, 1999
                                ------------------
IM-IT Trust                             21
Florida IM-IT Trust                      9
Michigan IM-IT Trust                     3
North Carolina Quality Trust             --


File No. 333-45159      CIK #1024816


                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants


                                   Signatures

   Pursuant to the requirements of the Securities Act of 1933, the Registrant, Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 301, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 25th day of August, 1999.

                                  Insured Municipals Income Trust and Investors'
                                      Quality Tax-Exempt Trust, Multi-Series 301
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By: Gina Costello
                                                             Assistant Secretary
                                                                          (Seal)

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on August 25, 1999 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III   Chairman and Chief Executive          )
                        Officer                               )

John H. Zimmerman III   President and Chief Operating         )
                        Officer                               )

William R. Rybak        Executive Vice President and          )
                        Chief Financial Officer               )

A. Thomas Smith III     Executive Vice President,             )
                        General Counsel and Secretary         )

Michael H. Santo        Executive Vice President              )


          Gina M. Costello______________
               (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.